Shareholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Changes in Outstanding and Treasury Shares

The changes in outstanding shares for the three months ended March 31, 2013 were as follows:

Tronox Limited Class A Shares outstanding:
Balance at December 31, 2012	62,103,989
Shares issued for share-based compensation	25,319
Shares issued for warrants exercised(1)	81,015

Balance at March 31, 2013	62,210,323

Tronox Limited Class B Shares outstanding:
Balance at December 31, 2012	51,154,280

Balance at March 31, 2013	51,154,280

(1)	As of March 31, 2013, there were 357,570 Series A warrants and 465,465 Series B warrants outstanding.

The changes in outstanding and treasury shares for the year ended December 31, 2012 were as follows:

Tronox Limited Class A Shares outstanding:
Balance at December 31, 2011	—
Shares issued in connection with the Transaction(1)	76,644,650
Shares issued for share-based compensation	24,620
Shares issued for warrants exercised	9,353
Shares purchased by the T-Bucks Trust(2)	(548,234)
Class A Shares purchased by Exxaro, and converted to Class B Shares	(1,400,000)
Shares repurchased/cancelled(3)	(12,626,400)

Balance at December 31, 2012	62,103,989

Tronox Limited Class B Shares outstanding:
Balance at December 31, 2011	—
Shares issued in connection with the Transaction	49,754,280
Class A Shares purchased by Exxaro, and converted to Class B Shares	1,400,000

Balance at December 31, 2012	51,154,280

Tronox Incorporated shares outstanding:
Balance at December 31, 2011	75,383,455
Shares issued for share-based compensation	570,785
Shares issued for warrants exercised	690,385
Shares issued for claims	25
Shares exchanged in connection with the Transaction(1)	(76,644,650)

Balance at December 31, 2012	—

Tronox Incorporated shares held as treasury:
Balance at December 31, 2011	472,565
Shares issued for share-based compensation	239,360
Shares cancelled in connection with the Transaction(1)	(711,925)

Balance at December 31, 2012	—

(1)	Shares issued in connection with the Transaction have been adjusted for the 5-for-1 share split. On the Transaction Date, the Company issued 15,328,930 Class A Shares and 9,950,856 Class B Shares.
(2)	During the third quarter of 2012, the Company created the T-Bucks Employee Participation Plan for the benefit of certain employees in South Africa. See Note 19 for additional information.
(3)

In accordance with Australian law, the Company is not permitted to hold shares of its own ordinary shares. As such, all Class A Shares that were repurchased by the Company have been cancelled. Additionally, all shares of Tronox Incorporated common stock that were held by Tronox Incorporated on the Transaction date were cancelled in connection with the Transaction. The number of Class A Shares repurchased has been adjusted for the 5-for-1 share split.